CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 8,046,950	$ 2,959,219
Restricted cash	7,973,955	3,207,813
Accounts receivable, net	21,252,129	17,832,844
Inventories	6,681,810	13,199,221
Prepaid expenses and other current assets	12,342,115	8,530,684
Due from related party	5,420,643	3,463,543
VAT Tax receivable	116,978	203,295
Total current assets	61,834,580	49,396,619
Non-current assets
Property, plant and equipment, net	8,437,380	8,912,745
Construction in progress	1,255,430	1,219,884
Land use right, net	293,387	291,707
Intangible asset, net	3,126,601	3,524,423
Total non-current assets	13,112,798	13,948,759
Total assets	74,947,378	63,345,378
Current Liabilities
Accounts payable	14,478,166	10,485,324
Bank loans	12,957,657	9,712,118
Short term loans	0	566,604
Income tax payable	142,623	239,986
Advanced from unrelated parties	767,658	588,697
Accrued liabilities and other payables	1,952,827	1,859,654
Due to related parties	166,297	137,703
Total current liabilities	30,465,228	23,590,086
Total liabilities	30,465,228	23,590,086
Stockholders' equity
Ordinary share, $0.000256 par value, 100,000,000 shares authorized; 27,780,000 shares issued and outstanding as of December 31, 2013 and 2012	7,112	7,112
Additional paid-in capital	3,115,572	3,115,572
Statutory reserve	3,316,250	3,316,250
Retained earnings	33,538,966	30,064,949
Accumulated other comprehensive income	4,504,250	3,251,409
Total TODA stockholders' equity	44,482,150	39,755,292
Total equity	44,482,150	39,755,292
Total liabilities and stockholders' equity	$ 74,947,378	$ 63,345,378